Organization and Principal Activities	6 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

Principal Activities:

Meihua International Medical Technologies Co., Ltd. (“Meihua”) was incorporated on November 10, 2020 in the Cayman Islands. Meihua is a holding company with no operations. Meihua produces and sells medical consumables through its wholly owned subsidiaries located in People’s Republic of China (“PRC” or “China”). Below is Meihua’s organizational chart, as well as a description of the ownership structure.

Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
Meihua International Medical Technologies Co., Ltd. (“Meihua”)	Cayman	Parent	November 10, 2020	Investment holding

康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)	Hong Kong	100% by Meihua	October 13, 2015	Investment holding

扬州华达医疗器械有限公司 Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”)	Yangzhou	100% by Kang Fu	December 24, 2001	Medical Equipment Sales

江苏亚达科技集团有限公司 Jiangsu Yada Technology Group Co., Ltd. (“Yada”)	Yangzhou	100% by Huada	December 5, 1991	Medical Equipment Sales

江苏华东医疗器械实业有限公司 Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”)	Yangzhou	100% by Yada	November 18, 2000	Medical Equipment Sales

扬州光辉医疗科技有限公司* Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”)	Yangzhou	100% by Huadong	December 22, 2020	Medical Equipment Sales

海南国械医疗科技有限公司 Hainan GuoxieTechnology Group Co. Ltd. (“Hainan Guoxie”)	Hainan	55% by Kang Fu	October 07, 2021	Medical Equipment Sales

Kang Fu was incorporated on October 13, 2015 with a registered capital of HKD 53,911,815 ($6,911,771). Kang Fu is a holding company with no operations. The following operating entities (Huada, Yada and Huadong) are all directly and indirectly 100% owned by Kang Fu for all the periods presented.

Huada is a subsidiary wholly owned by Kang Fu and established in Yangzhou, China on December 24, 2001 with a registered capital of $17,193,021.

Yada is a subsidiary wholly owned by Huada and was established in Yangzhou, China on December 5, 1991 with a registered capital of RMB51,390,000.

Huadong is a subsidiary wholly owned by Yada and was established in Yangzhou, China on November 18, 2000 with a registered capital of RMB50,000,000.

Those three subsidiaries primarily manufacture and sell Class I, II and III disposable medical devices under the Company’s own brands, and distribute Class I, II and III disposable medical devices sourced from other manufacturers to our domestic and overseas customers.

Guanghui was a subsidiary wholly owned by Huadong and was dissolved on June 1, 2023.

Hainan Guoxie is a subsidiary 55% owned by Kang Fu and established in Hainan, China on October 07, 2021 with a registered capital of RMB100,000,000.